SCHEDULE OF SHARE CAPITAL (Details) - shares	Jun. 30, 2023	Dec. 31, 2022
Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	25,000	25,000
Number of shares issued and outstanding	25,000	25,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	800,000,000,000	500,000,000
Number of shares issued and outstanding	38,364,447	1
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	200,000,000,000
Number of shares issued and outstanding